DERIVATIVE CONTRACTS - Currency and gold forward contracts (Details) $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025 $ / oz	Dec. 31, 2025 USD ($) contract	Dec. 31, 2025 CAD ($)	Nov. 30, 2024 USD ($)
DERIVATIVE CONTRACTS
Derivative, Weighted Average Forward Rate		1.3614%	1.3614%
Changes in fair value of hedging instruments		$ (889)
Hedging gains and losses transferred to inventory		$ 762
Currency Forward Contracts
DERIVATIVE CONTRACTS
Number of contracts | contract		17
Number of currency forward contracts | contract		6
Number of outstanding contracts | contract		11
Notional amount		$ 97,000	$ 132
Changes in fair value of hedging instruments		(889)
Hedging gains and losses transferred to inventory		$ 762
Forward contract
DERIVATIVE CONTRACTS
Weighted average price per ounce | $ / oz	2,834
Notional amount				144,887